Common Stock and Additional Paid In Capital - Dividends - General (Details) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Jun. 08, 2015
Common stock shares authorized	1,000,000,000,000	1,000,000,000
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock par value	$ 0.01	$ 0.01